Summary Of Significant Accounting Policies (Estimated Useful Lives Of Assets) (Details)	12 Months Ended
Sep. 30, 2011
Drilling Vessels And Related Equipment [Member]
Estimated useful lives of asset, Minimum	5
Estimated useful lives of asset, Maximum	35
Drill Pipe [Member]
Estimated useful lives of asset	3
Furniture And Other [Member]
Estimated useful lives of asset, Minimum	3
Estimated useful lives of asset, Maximum	10
Atwood Southern Cross [Member]
Estimated useful lives of asset, Minimum	1
Estimated useful lives of asset	5
Seahawk [Member]
Estimated useful lives of asset, Minimum	1
Estimated useful lives of asset	5